Shareholders' Equity (Summary Of Stock Options And RSUs Granted) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Number of options
Outstanding at beginning of year	6,045,873
Granted	518,537
Exercised
Forfeited or expired	(865,398)
Outstanding at end of year	5,699,012
Options exercisable at end of the year	4,530,660
Vested and expected to vest	5,466,040
Weighted average exercise price
Outstanding at beginning of year	$ 8.07
Granted	$ 2.14
Exercised
Forfeited or expired	$ 8.55
Outstanding at end of year	$ 7.46
Options exercisable at end of the year	$ 8.01
Vested and expected to vest	$ 7.61
Weighted-average remaining contractual term
Outstanding at end of year	5 years 5 months 26 days
Options exercisable at end of the year	4 years 9 months 29 days
Vested and expected to vest	5 years 4 months 6 days
Restricted Stock Units (RSUs) [Member]
Number of options
Outstanding at beginning of year	1,242,746
Granted	151,816
Exercised	(573,698)
Forfeited or expired	(166,558)
Outstanding at end of year	654,306
Vested and expected to vest	467,765